Shareholder Report, Holdings (Details)	May 31, 2026
C000028751 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028751 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028751 | Exxon Mobil Corp. - ABFR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028751 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028751 | Bank of America Corp. - ABFR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028751 | Micron Technology, Inc. - ABFR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028751 | Walt Disney Co. (The) - ABFR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028751 | Merck & Co., Inc. - ABFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028751 | UnitedHealth Group, Inc. - ABFR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028751 | NXP Semiconductors NV - ABFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028751 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028751 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000028751 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028751 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028751 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028751 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028751 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028751 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028751 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028751 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028751 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028751 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028748 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028748 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028748 | Exxon Mobil Corp. - ABFR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028748 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028748 | Bank of America Corp. - ABFR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028748 | Micron Technology, Inc. - ABFR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028748 | Walt Disney Co. (The) - ABFR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028748 | Merck & Co., Inc. - ABFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028748 | UnitedHealth Group, Inc. - ABFR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028748 | NXP Semiconductors NV - ABFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028748 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028748 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000028748 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028748 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028748 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028748 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028748 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028748 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028748 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028748 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028748 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028748 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028750 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028750 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028750 | Exxon Mobil Corp. - ABFR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028750 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028750 | Bank of America Corp. - ABFR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028750 | Micron Technology, Inc. - ABFR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028750 | Walt Disney Co. (The) - ABFR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028750 | Merck & Co., Inc. - ABFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028750 | UnitedHealth Group, Inc. - ABFR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028750 | NXP Semiconductors NV - ABFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028750 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028750 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000028750 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028750 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028750 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028750 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028750 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028750 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028750 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028750 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028750 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028750 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028754 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000028754 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028754 | Exxon Mobil Corp. - ABFR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028754 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028754 | Bank of America Corp. - ABFR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028754 | Micron Technology, Inc. - ABFR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000028754 | Walt Disney Co. (The) - ABFR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028754 | Merck & Co., Inc. - ABFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028754 | UnitedHealth Group, Inc. - ABFR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028754 | NXP Semiconductors NV - ABFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028754 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028754 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000028754 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000028754 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000028754 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000028754 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000028754 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000028754 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000028754 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000028754 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000028754 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028754 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000254617 | Alphabet, Inc. - ABFR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000254617 | Lam Research Corp. - ABFR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254617 | Exxon Mobil Corp. - ABFR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254617 | RTX Corp. - ABFR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000254617 | Bank of America Corp. - ABFR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000254617 | Micron Technology, Inc. - ABFR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000254617 | Walt Disney Co. (The) - ABFR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254617 | Merck & Co., Inc. - ABFR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000254617 | UnitedHealth Group, Inc. - ABFR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254617 | NXP Semiconductors NV - ABFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000254617 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000254617 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000254617 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000254617 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000254617 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000254617 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000254617 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000254617 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000254617 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000254617 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000254617 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000254617 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000028758 | BorgWarner, Inc. - ABFR_099724106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028758 | F5, Inc. - ABFR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028758 | TD SYNNEX Corp. - ABFR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028758 | Reliance, Inc. - ABFR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028758 | Avnet, Inc. - ABFR_053807103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028758 | Ciena Corp. - ABFR_171779309
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028758 | TechnipFMC PLC - ABFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028758 | Hanover Insurance Group, Inc. (The) - ABFR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | Regal Rexnord Corp. - ABFR_758750103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | Versigent PLC - ABFR_G9600F104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028758 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028758 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028758 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000028758 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028758 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028758 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028758 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028758 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028758 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028758 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028758 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028755 | BorgWarner, Inc. - ABFR_099724106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028755 | F5, Inc. - ABFR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028755 | TD SYNNEX Corp. - ABFR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028755 | Reliance, Inc. - ABFR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028755 | Avnet, Inc. - ABFR_053807103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028755 | Ciena Corp. - ABFR_171779309
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028755 | TechnipFMC PLC - ABFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028755 | Hanover Insurance Group, Inc. (The) - ABFR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | Regal Rexnord Corp. - ABFR_758750103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | Versigent PLC - ABFR_G9600F104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028755 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028755 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028755 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000028755 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028755 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028755 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028755 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028755 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028755 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028755 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028755 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028757 | BorgWarner, Inc. - ABFR_099724106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028757 | F5, Inc. - ABFR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028757 | TD SYNNEX Corp. - ABFR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028757 | Reliance, Inc. - ABFR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028757 | Avnet, Inc. - ABFR_053807103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028757 | Ciena Corp. - ABFR_171779309
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028757 | TechnipFMC PLC - ABFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028757 | Hanover Insurance Group, Inc. (The) - ABFR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | Regal Rexnord Corp. - ABFR_758750103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | Versigent PLC - ABFR_G9600F104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028757 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028757 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028757 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000028757 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028757 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028757 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028757 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028757 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028757 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028757 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028761 | BorgWarner, Inc. - ABFR_099724106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028761 | F5, Inc. - ABFR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028761 | TD SYNNEX Corp. - ABFR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028761 | Reliance, Inc. - ABFR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028761 | Avnet, Inc. - ABFR_053807103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028761 | Ciena Corp. - ABFR_171779309
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028761 | TechnipFMC PLC - ABFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000028761 | Hanover Insurance Group, Inc. (The) - ABFR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | Regal Rexnord Corp. - ABFR_758750103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | Versigent PLC - ABFR_G9600F104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028761 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000028761 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000028761 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000028761 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000028761 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000028761 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000028761 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028761 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000028761 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000028761 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028761 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000135456 | BorgWarner, Inc. - ABFR_099724106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000135456 | F5, Inc. - ABFR_315616102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000135456 | TD SYNNEX Corp. - ABFR_87162W100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135456 | Reliance, Inc. - ABFR_759509102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000135456 | Avnet, Inc. - ABFR_053807103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135456 | Ciena Corp. - ABFR_171779309
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135456 | TechnipFMC PLC - ABFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000135456 | Hanover Insurance Group, Inc. (The) - ABFR_410867105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | Regal Rexnord Corp. - ABFR_758750103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | Versigent PLC - ABFR_G9600F104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000135456 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000135456 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000135456 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000135456 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000135456 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000135456 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000135456 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000135456 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000135456 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000135456 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000135456 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000028765 | Shell PLC - ABFR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028765 | Tokyo Electron Ltd. - ABFR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028765 | Roche Holding AG - ABFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028765 | Resona Holdings, Inc. - ABFR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028765 | Anglo American PLC - ABFR_ACI2WVZ09
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028765 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028765 | Industria de Diseno Textil SA - ABFR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028765 | Airbus SE - ABFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028765 | Sony Group Corp. - ABFR_682150008
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028765 | Anheuser-Busch InBev SA/NV - ABFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028765 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000028765 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000028765 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028765 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028765 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028765 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028765 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028765 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028765 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028765 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028765 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028765 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028765 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028765 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028765 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028765 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000028765 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028765 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000028765 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028765 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028765 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028765 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028765 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028765 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028765 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028765 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028765 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028765 | North America
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028762 | Shell PLC - ABFR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028762 | Tokyo Electron Ltd. - ABFR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028762 | Roche Holding AG - ABFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028762 | Resona Holdings, Inc. - ABFR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028762 | Anglo American PLC - ABFR_ACI2WVZ09
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028762 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028762 | Industria de Diseno Textil SA - ABFR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028762 | Airbus SE - ABFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028762 | Sony Group Corp. - ABFR_682150008
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028762 | Anheuser-Busch InBev SA/NV - ABFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028762 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000028762 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000028762 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028762 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028762 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028762 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028762 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028762 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028762 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028762 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028762 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028762 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028762 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028762 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028762 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028762 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000028762 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028762 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000028762 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028762 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028762 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028762 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028762 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028762 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028762 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028762 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028762 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028762 | North America
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028764 | Shell PLC - ABFR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028764 | Tokyo Electron Ltd. - ABFR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028764 | Roche Holding AG - ABFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028764 | Resona Holdings, Inc. - ABFR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028764 | Anglo American PLC - ABFR_ACI2WVZ09
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028764 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028764 | Industria de Diseno Textil SA - ABFR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028764 | Airbus SE - ABFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028764 | Sony Group Corp. - ABFR_682150008
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028764 | Anheuser-Busch InBev SA/NV - ABFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028764 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000028764 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000028764 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028764 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028764 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028764 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028764 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028764 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028764 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028764 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028764 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028764 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028764 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028764 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028764 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028764 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000028764 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028764 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000028764 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028764 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028764 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028764 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028764 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028764 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028764 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028764 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028764 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028764 | North America
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028768 | Shell PLC - ABFR_BP6MXT901
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000028768 | Tokyo Electron Ltd. - ABFR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000028768 | Roche Holding AG - ABFR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028768 | Resona Holdings, Inc. - ABFR_642155907
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000028768 | Anglo American PLC - ABFR_ACI2WVZ09
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028768 | Taiwan Semiconductor Manufacturing Co., Ltd. - ABFR_688910900
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028768 | Industria de Diseno Textil SA - ABFR_ACI08XL68
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028768 | Airbus SE - ABFR_401225909
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028768 | Sony Group Corp. - ABFR_682150008
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028768 | Anheuser-Busch InBev SA/NV - ABFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028768 | Country SummaryJapan
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000028768 | Country SummaryUnited Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000028768 | Country SummaryFrance
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000028768 | Country SummaryUnited States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028768 | Country SummaryItaly
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000028768 | Country SummaryNetherlands
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000028768 | Country SummaryDenmark
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000028768 | Country SummarySpain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000028768 | Country SummaryHong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000028768 | Country SummarySwitzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028768 | Country SummarySouth Africa
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000028768 | Country SummaryTaiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000028768 | Country SummaryBelgium
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000028768 | Country SummaryNorway
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000028768 | Country SummarySouth Korea
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000028768 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000028768 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000028768 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000028768 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000028768 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000028768 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000028768 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000028768 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000028768 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000028768 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000028768 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000028768 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000028768 | North America
Holdings [Line Items]
Percent of Net Asset Value	2.40%